PRODUCT WARRANTY LIABILITY - Product Warranty Account (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, beginning of year	$ 15.5	$ 23.9	$ 23.2
Provision for base warranties issued	8.6	1.6	5.9
Payments made during period	(6.0)	(7.0)	(7.6)
Changes in estimates for pre-existing product warranties	(4.0)	(2.6)	2.2
Foreign currency translation and other	(0.1)	(0.4)	0.2
Balance, end of year	$ 14.0	$ 15.5	$ 23.9